Income Taxes (Tables)	9 Months Ended
Sep. 30, 2020
Income Tax [Abstract]
Summary of Income Tax Recognized in Profit or Loss	Income Tax Recognized in Profit or Loss

	For the nine months ended September 30
	2019	2020
Current tax
In respect of the current period	$(395,290)	$165,699